FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments break down of swaps
Total	R$ (6,118)	R$ (12,676)	R$ (5,564)
(Net) result of transactions with derivatives	105,522	R$ 12,690
Not Later Than One Year [Member]
Derivative financial instruments break down of swaps
Total	26,953
Later Than One Year And Not Later Than Two Years [Member]
Derivative financial instruments break down of swaps
Total	5,456
Later Than Two Years And Not Later Than Three Years [Member]
Derivative financial instruments break down of swaps
Total	4,809
Later Than Three Years And Not Later Than Four Years [Member]
Derivative financial instruments break down of swaps
Total	4,150
Later Than Four Years And Not Later Than Five Years [Member]
Derivative financial instruments break down of swaps
Total	3,573
Later Than Five Years [Member]
Derivative financial instruments break down of swaps
Total	(51,059)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	19,503
Foreign currency x CDI | Not Later Than One Year [Member]
Derivative financial instruments break down of swaps
Total	19,503
CDI x Foreign Currency
Derivative financial instruments break down of swaps
Total	946
CDI x Foreign Currency | Not Later Than One Year [Member]
Derivative financial instruments break down of swaps
Total	946
IPCA x CDI
Derivative financial instruments break down of swaps
Total	(26,591)
IPCA x CDI | Not Later Than One Year [Member]
Derivative financial instruments break down of swaps
Total	6,480
IPCA x CDI | Later Than One Year And Not Later Than Two Years [Member]
Derivative financial instruments break down of swaps
Total	5,456
IPCA x CDI | Later Than Two Years And Not Later Than Three Years [Member]
Derivative financial instruments break down of swaps
Total	4,809
IPCA x CDI | Later Than Three Years And Not Later Than Four Years [Member]
Derivative financial instruments break down of swaps
Total	4,150
IPCA x CDI | Later Than Four Years And Not Later Than Five Years [Member]
Derivative financial instruments break down of swaps
Total	3,573
IPCA x CDI | Later Than Five Years [Member]
Derivative financial instruments break down of swaps
Total	(51,059)
NDF US$ x Fixed rate
Derivative financial instruments break down of swaps
Total	24
NDF US$ x Fixed rate | Not Later Than One Year [Member]
Derivative financial instruments break down of swaps
Total	R$ 24